GENERAL (Schedule of Results of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING COSTS AND EXPENSES
Net loss	$ (795)	$ (8,320)	$ (2,270)
Spacenet Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		67,865	76,797
Cost of revenues		54,996	61,726
Gross profit		12,869	15,071
OPERATING COSTS AND EXPENSES
Selling and marketing		7,753	7,643
General and administrative		11,758	10,457
Total operating expenses		19,511	18,100
Operating loss		(6,642)	(3,029)
Loss from disposal of subsidiary	(795)	(1,385)
Financial income (expenses), net		(255)	790
Loss before taxes on income	(795)	(8,282)	(2,239)
Taxes on income		38	31
Net loss	$ (795)	$ (8,320)	$ (2,270)